Commitment and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of commitment for minimum lease payments

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of June 30, 2024 as follow:

Twelve months ending June 30,	Minimum lease payment
2025	282,900
2026	11,119
Total future lease payment	294,019
Amount representing interest	(2,308)
Present value of operating lease liabilities	291,711
Less: current portion	(280,592)
Long-term portion	11,119

Schedule of other supplemental information

The following summarizes other supplemental information about the Company’s operating lease as of June 30, 2024:

Weighted average discount rate	2.15%
Weighted average remaining lease term (years)	1.0 years